Document and Entity Information	Mar. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001734722
Document Type	8-K
Document Period End Date	Mar. 30, 2022
Entity Registrant Name	UiPath, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40348
Entity Tax Identification Number	47-4333187
Entity Address, Address Line One	452 5th Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(844)
Local Phone Number	432-0455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	PATH
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false